Fair Value Measurements (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2010	Dec. 31, 2010 Fair Value Disclosure [Member] USD ($)	Dec. 31, 2010 Fair Value Inputs Level 1 [Member] USD ($)	Dec. 31, 2010 Fair Value Inputs Level 1 [Member] USD ($)	Dec. 31, 2010 Fair Value Inputs Level 1 [Member] USD ($)	Dec. 31, 2010 Fair Value Inputs Level 2 [Member] USD ($)	Dec. 31, 2010 Fair Value Inputs Level 2 [Member] USD ($)	Dec. 31, 2010 Fair Value Inputs Level 2 [Member] USD ($)	Dec. 31, 2010 Fair Value Inputs Level 3 [Member] USD ($)	Dec. 31, 2010 Fair Value Inputs Level 3 [Member] USD ($)	Dec. 31, 2010 Fair Value Inputs Level 3 [Member] USD ($)	Dec. 31, 2010 Fair Value Assets Measured On Nonrecurring Basis Gains Losses [Member] USD ($)
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)			125.625%
Fair value of bond excluding conversion feature (percent)			101.60%
Fair value of conversion feature (percent)			24.025%
Total issued bond value ($ million)	$ 732.5
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
During 2010, the Company fully impaired and wrote-off various assets in South Africa, Continental Africa and the Americas, amongst others. This resulted in loss, which is included in earnings for the period, of:	83
Long-lived assets of Tau Lekoa were written down to fair value less costs to sell as at June 30, 2010. Fair values of these assets were based on sales agreements with third parties and as such are classified within Level 2 of the fair value hierarchy. This resulted in a loss which is included in earnings of:	8
In 2010, the Company fully impaired its equity investments in the Margaret Water Company and AGA - Polymetal Strategic Alliance. Refer to Note 16. This resulted in a loss, which is included in income from associates, of:	24
Fair Value Assets Measured On Nonrecurring Basis Financial Statement Captions [Line Items]
Long-lived assets abandoned				0	0			0			0			83
Long-lived assets held for sale				61	0			61			0			(8)
Associates and equity accounted joint ventures				0	0			0			0			(24)
Total Long Lived Assets Measured On Nonrecurring Basis Fair Value Disclosure				(61)	0			(61)			0			115
Fair Value Assets Measured On Recurring Basis Financial Statement Captions [Line Items]
Cash and cash equivalents	575					575			0			0
Marketable equity securities	124					124			0			0
Fair Value Liabilities Measured On Recurring Basis Financial Statement Captions [Line Items]
Mandatory convertible bonds	(872)						(872)			0			0
Warrants on shares	1						0			1			0
Option component of convertible bonds	(176)						0			(176)			0
Component Of Operating Other Cost And Expense [Line Items]
Marketable Securities Realized Gain Loss Other Than Temporary Impairments Amount	$ 2	$ 12